Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
January 31, 2025
IDF-NPRT1-0425
1.9896223.105
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Steadfast Group Ltd	5,820	20,908
BAHAMAS (NASSAU) - 0.4%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
OneSpaWorld Holdings Ltd	2,517	53,763
BELGIUM - 0.3%
Financials - 0.2%
Banks - 0.2%
KBC Group NV	396	30,540
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	826	17,018
TOTAL BELGIUM		47,558
BRAZIL - 1.1%
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	27	51,899
Household Durables - 0.2%
Cury Construtora e Incorporadora SA	8,943	33,085
TOTAL CONSUMER DISCRETIONARY		84,984

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	15,078	28,639
Industrials - 0.4%
Electrical Equipment - 0.2%
WEG SA	3,151	29,677
Ground Transportation - 0.2%
Localiza Rent a Car SA	4,537	23,965
TOTAL INDUSTRIALS		53,642

TOTAL BRAZIL		167,265
CANADA - 2.4%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Dollarama Inc	412	38,987
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	541	28,570
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Parkland Corp	761	16,939
PrairieSky Royalty Ltd	2,270	42,265
		59,204
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A	831	50,809
Industrials - 0.3%
Professional Services - 0.3%
Thomson Reuters Corp	235	39,491
Information Technology - 0.7%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	296	34,573
Software - 0.5%
Constellation Software Inc/Canada	13	42,515
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	17	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	1,233	32,705
		75,220
TOTAL INFORMATION TECHNOLOGY		109,793

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Colliers International Group Inc Subordinate Voting Shares	176	25,042
TOTAL CANADA		351,896
CHINA - 2.3%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Tencent Holdings Ltd	1,773	93,287
Consumer Discretionary - 0.6%
Automobiles - 0.3%
BYD Co Ltd H Shares	1,258	44,207
Broadline Retail - 0.2%
Prosus NV Class N (South Africa)	642	24,703
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	3,057	23,010
TOTAL CONSUMER DISCRETIONARY		91,920

Consumer Staples - 0.2%
Beverages - 0.2%
Kweichow Moutai Co Ltd A Shares (China)	115	22,890
Health Care - 0.4%
Biotechnology - 0.3%
Zai Lab Ltd (a)	14,460	39,267
Health Care Equipment & Supplies - 0.1%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	764	24,615
TOTAL HEALTH CARE		63,882

Industrials - 0.4%
Machinery - 0.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,307	27,584
Marine Transportation - 0.2%
SITC International Holdings Co Ltd	13,363	31,899
TOTAL INDUSTRIALS		59,483

TOTAL CHINA		331,462
DENMARK - 0.7%
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	165	19,002
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	1,031	87,042
TOTAL DENMARK		106,044
FRANCE - 1.3%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	16	45,214
LVMH Moet Hennessy Louis Vuitton SE	93	68,021
		113,235
Industrials - 0.4%
Aerospace & Defense - 0.4%
Safran SA	209	51,810
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	787	30,726
TOTAL FRANCE		195,771
GERMANY - 1.1%
Financials - 0.3%
Insurance - 0.3%
Hannover Rueck SE	148	39,044
Industrials - 0.1%
Machinery - 0.1%
Rational AG	33	29,390
Information Technology - 0.7%
Software - 0.7%
SAP SE	364	100,309
TOTAL GERMANY		168,743
GREECE - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Athens International Airport SA	3,235	28,761
INDIA - 1.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Zomato Ltd (a)	9,122	23,118
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	3,167	46,118
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	425	33,354
Industrials - 0.4%
Air Freight & Logistics - 0.2%
Delhivery Ltd (a)	7,504	27,724
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	646	26,523
TOTAL INDUSTRIALS		54,247

Information Technology - 0.3%
IT Services - 0.3%
Tata Consultancy Services Ltd	812	38,447
Materials - 0.2%
Chemicals - 0.2%
Solar Industries India Ltd	233	27,312
Real Estate - 0.4%
Office REITs - 0.2%
Embassy Office Parks REIT	6,240	26,647
Real Estate Management & Development - 0.2%
Oberoi Realty Ltd	1,215	25,333
TOTAL REAL ESTATE		51,980

TOTAL INDIA		274,576
INDONESIA - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	160,768	28,109
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	55,476	32,047
TOTAL INDONESIA		60,156
IRELAND - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	315	21,992
ITALY - 2.0%
Consumer Discretionary - 0.9%
Automobiles - 0.2%
Ferrari NV (Italy)	90	38,896
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	304	39,295
Moncler SpA	536	34,075
Prada Spa	2,910	23,397
		96,767
TOTAL CONSUMER DISCRETIONARY		135,663

Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV	4,450	25,673
Financials - 0.7%
Banks - 0.2%
FinecoBank Banca Fineco SpA	1,536	29,303
Capital Markets - 0.2%
Banca Generali SpA	585	29,397
Financial Services - 0.3%
Banca Mediolanum SpA	2,233	30,161
BFF Bank SpA (c)(d)	2,091	17,983
		48,144
TOTAL FINANCIALS		106,844

Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	552	25,773
TOTAL ITALY		293,953
JAPAN - 4.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
LY Corp	7,791	22,757
Consumer Discretionary - 1.0%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	996	27,730
Leisure Products - 0.1%
Roland Corp	647	16,476
Specialty Retail - 0.7%
Fast Retailing Co Ltd	142	46,769
Nitori Holdings Co Ltd	184	21,547
ZOZO Inc	833	27,324
		95,640
TOTAL CONSUMER DISCRETIONARY		139,846

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	396	53,177
Industrials - 0.9%
Machinery - 0.2%
SMC Corp	72	27,244
Professional Services - 0.7%
BayCurrent Inc	987	42,088
Funai Soken Holdings Inc	1,334	20,697
Recruit Holdings Co Ltd	634	44,248
		107,033
TOTAL INDUSTRIALS		134,277

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.4%
Azbil Corp	2,664	20,067
Keyence Corp	88	37,902
		57,969
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	692	38,260
Disco Corp	98	28,363
Tokyo Electron Ltd	255	43,015
		109,638
Software - 0.1%
Money Forward Inc (a)	614	16,992
TOTAL INFORMATION TECHNOLOGY		184,599

Materials - 0.2%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	1,083	33,575
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Katitas Co Ltd	1,802	25,194
TOTAL JAPAN		593,425
KOREA (SOUTH) - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
NAVER Corp	359	52,995
MEXICO - 0.6%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	8,849	22,940
Financials - 0.4%
Capital Markets - 0.1%
Bolsa Mexicana de Valores SAB de CV	13,132	20,209
Insurance - 0.3%
Qualitas Controladora SAB de CV	4,683	38,950
TOTAL FINANCIALS		59,159

TOTAL MEXICO		82,099
NETHERLANDS - 1.7%
Financials - 0.2%
Financial Services - 0.2%
Adyen NV (a)(c)(d)	21	33,896
Industrials - 0.4%
Professional Services - 0.3%
Wolters Kluwer NV	218	39,746
Trading Companies & Distributors - 0.1%
IMCD NV	158	24,816
TOTAL INDUSTRIALS		64,562

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.9%
ASM International NV	56	32,940
ASML Holding NV	100	73,976
BE Semiconductor Industries NV	189	24,450
		131,366
Software - 0.2%
Topicus.com Inc	259	24,306
TOTAL INFORMATION TECHNOLOGY		155,672

TOTAL NETHERLANDS		254,130
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	229	41,930
PHILIPPINES - 0.4%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	5,594	33,374
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	58,741	22,332
TOTAL PHILIPPINES		55,706
SAUDI ARABIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (c)(d)	4,111	30,471
SINGAPORE - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Sea Ltd Class A ADR (a)	312	37,998
SOUTH AFRICA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	238	50,178
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Clicks Group Ltd	1,582	30,267
TOTAL SOUTH AFRICA		80,445
SPAIN - 0.5%
Consumer Discretionary - 0.5%
Household Durables - 0.2%
Neinor Homes SA (c)(d)	1,770	30,958
Specialty Retail - 0.3%
Industria de Diseno Textil SA	765	41,525
TOTAL SPAIN		72,483
SWEDEN - 2.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Hemnet Group AB	809	26,952
Financials - 0.4%
Capital Markets - 0.4%
Avanza Bank Holding AB	742	22,365
Nordnet AB	1,221	29,116
		51,481
Industrials - 1.2%
Aerospace & Defense - 0.2%
INVISIO AB	1,159	34,495
Building Products - 0.3%
Assa Abloy AB B Shares	1,243	38,081
Machinery - 0.5%
Atlas Copco AB A Shares	2,227	37,204
Indutrade AB	1,261	34,846
		72,050
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	979	28,643
TOTAL INDUSTRIALS		173,269

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	2,284	48,614
Software - 0.2%
Fortnox AB	3,520	24,477
TOTAL INFORMATION TECHNOLOGY		73,091

TOTAL SWEDEN		324,793
SWITZERLAND - 1.2%
Financials - 0.5%
Capital Markets - 0.5%
Partners Group Holding AG	19	29,061
VZ Holding AG	211	36,373
		65,434
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Straumann Holding AG	201	28,504
Life Sciences Tools & Services - 0.2%
Lonza Group AG	45	28,757
TOTAL HEALTH CARE		57,261

Industrials - 0.1%
Machinery - 0.1%
VAT Group AG (c)(d)	53	20,566
Materials - 0.2%
Chemicals - 0.2%
Sika AG	124	31,492
TOTAL SWITZERLAND		174,753
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
eMemory Technology Inc	313	30,680
Taiwan Semiconductor Manufacturing Co Ltd	5,482	181,688

TOTAL TAIWAN		212,368
UNITED KINGDOM - 2.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Baltic Classifieds Group PLC	7,416	31,585
Rightmove PLC	3,529	29,290
		60,875
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	1,263	43,516
Flutter Entertainment PLC (United Kingdom) (a)	195	52,733
		96,249
Household Durables - 0.1%
Berkeley Group Holdings PLC	383	18,325
Industrials - 0.7%
Machinery - 0.2%
Spirax Group PLC	231	23,185
Professional Services - 0.3%
RELX PLC	951	47,223
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	500	32,895
TOTAL INDUSTRIALS		103,303

Real Estate - 0.3%
Real Estate Management & Development - 0.1%
Grainger PLC	6,793	17,940
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	1,993	23,599
TOTAL REAL ESTATE		41,539

TOTAL UNITED KINGDOM		320,291
UNITED STATES - 68.1%
Communication Services - 4.0%
Entertainment - 1.4%
Live Nation Entertainment Inc (a)	453	65,540
Netflix Inc (a)	152	148,468
		214,008
Interactive Media & Services - 2.6%
Meta Platforms Inc Class A	550	379,049
TOTAL COMMUNICATION SERVICES		593,057

Consumer Discretionary - 12.2%
Automobiles - 1.8%
Tesla Inc (a)	662	267,845
Broadline Retail - 3.5%
Amazon.com Inc (a)	2,135	507,447
Diversified Consumer Services - 0.6%
Duolingo Inc Class A (a)	131	47,683
Service Corp International/US	549	42,888
		90,571
Hotels, Restaurants & Leisure - 2.5%
Airbnb Inc Class A (a)	439	57,584
Cava Group Inc (a)	284	38,353
Chipotle Mexican Grill Inc (a)	975	56,891
Churchill Downs Inc	360	44,489
Domino's Pizza Inc	97	43,565
Hilton Worldwide Holdings Inc	274	70,163
Yum! Brands Inc	399	52,070
		363,115
Household Durables - 0.7%
NVR Inc (a)	7	56,113
TopBuild Corp (a)	131	44,891
		101,004
Specialty Retail - 2.6%
Dick's Sporting Goods Inc	248	59,532
Floor & Decor Holdings Inc Class A (a)	404	40,440
Home Depot Inc/The	305	125,655
Lowe's Cos Inc	286	74,371
Ulta Beauty Inc (a)	133	54,816
Wayfair Inc Class A (a)	635	30,715
		385,529
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica Inc (a)	166	68,757
TOTAL CONSUMER DISCRETIONARY		1,784,268

Consumer Staples - 3.6%
Beverages - 0.3%
Monster Beverage Corp (a)	1,030	50,171
Consumer Staples Distribution & Retail - 2.5%
Casey's General Stores Inc	135	56,939
Costco Wholesale Corp	159	155,801
Walmart Inc	1,570	154,111
		366,851
Food Products - 0.8%
Freshpet Inc (a)	406	64,940
McCormick & Co Inc/MD	601	46,415
		111,355
TOTAL CONSUMER STAPLES		528,377

Energy - 0.8%
Energy Equipment & Services - 0.3%
Schlumberger NV	1,374	55,344
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	310	69,332
TOTAL ENERGY		124,676

Financials - 9.6%
Banks - 2.6%
Bank of America Corp	2,313	107,092
JPMorgan Chase & Co	850	227,205
PNC Financial Services Group Inc/The	259	52,046
		386,343
Capital Markets - 1.6%
Moody's Corp	147	73,418
Morningstar Inc	149	48,967
S&P Global Inc	213	111,060
		233,445
Financial Services - 3.1%
Fiserv Inc (a)	374	80,799
Flywire Corp (a)	2,277	44,014
Mastercard Inc Class A	279	154,965
Visa Inc Class A	504	172,268
		452,046
Insurance - 2.3%
American Financial Group Inc/OH	313	42,743
Arch Capital Group Ltd	643	59,844
Arthur J Gallagher & Co	179	54,026
Assurant Inc	232	49,924
Chubb Ltd	245	66,611
The Travelers Companies, Inc.	289	70,857
		344,005
TOTAL FINANCIALS		1,415,839

Health Care - 7.2%
Health Care Equipment & Supplies - 2.9%
Alcon AG	393	36,125
Boston Scientific Corp (a)	1,032	105,636
Inspire Medical Systems Inc (a)	250	48,375
Intuitive Surgical Inc (a)	145	82,923
Masimo Corp (a)	393	68,472
ResMed Inc	314	74,161
		415,692
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc	287	155,695
Health Care Technology - 0.4%
Veeva Systems Inc Class A (a)	279	65,080
Life Sciences Tools & Services - 1.5%
Danaher Corp	264	58,803
Thermo Fisher Scientific Inc	186	111,182
West Pharmaceutical Services Inc	159	54,306
		224,291
Pharmaceuticals - 1.3%
Eli Lilly & Co	238	193,037
TOTAL HEALTH CARE		1,053,795

Industrials - 8.0%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (a)	87	56,740
GE Aerospace	591	120,311
HEICO Corp	214	51,133
Northrop Grumman Corp	108	52,625
		280,809
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	444	44,174
Building Products - 1.3%
AZEK Co Inc/The Class A (a)	1,005	51,486
Builders FirstSource Inc (a)	266	44,496
Simpson Manufacturing Co Inc	259	43,512
Trex Co Inc (a)	672	48,942
		188,436
Commercial Services & Supplies - 1.4%
Casella Waste Systems Inc Class A (a)	441	47,425
Cintas Corp	393	78,824
GFL Environmental Inc Subordinate Voting Shares	625	26,963
Waste Connections Inc	267	49,061
		202,273
Electrical Equipment - 0.5%
Eaton Corp PLC	218	71,164
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	206	38,236
Professional Services - 1.7%
Dayforce Inc (a)	605	42,797
Equifax Inc	190	52,208
Experian PLC	892	43,940
TransUnion	511	50,717
Verisk Analytics Inc	189	54,326
		243,988
Trading Companies & Distributors - 0.7%
Fastenal Co	656	48,045
Watsco Inc	105	50,252
		98,297
TOTAL INDUSTRIALS		1,167,377

Information Technology - 16.9%
Communications Equipment - 1.2%
Arista Networks Inc	873	100,596
Motorola Solutions Inc	156	73,203
		173,799
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	1,188	84,087
IT Services - 0.5%
Cloudflare Inc Class A (a)	579	80,134
Semiconductors & Semiconductor Equipment - 4.7%
Monolithic Power Systems Inc	82	52,264
NVIDIA Corp	5,270	632,769
		685,033
Software - 9.9%
Adobe Inc (a)	217	94,927
Appfolio Inc Class A (a)	235	54,969
Aspen Technology Inc (a)	198	52,183
Atlassian Corp Class A (a)	149	45,710
Cadence Design Systems Inc (a)	181	53,869
Crowdstrike Holdings Inc Class A (a)	175	69,662
Fair Isaac Corp (a)	26	48,713
HubSpot Inc (a)	92	71,717
Manhattan Associates Inc (a)	172	35,877
Microsoft Corp	1,544	640,853
Salesforce Inc	407	139,072
Servicenow Inc (a)	80	81,470
Synopsys Inc (a)	96	50,446
		1,439,468
TOTAL INFORMATION TECHNOLOGY		2,462,521

Materials - 2.7%
Chemicals - 1.3%
Air Products and Chemicals Inc	207	69,399
Ecolab Inc	215	53,791
Linde PLC	143	63,795
		186,985
Construction Materials - 1.1%
CRH PLC	593	58,725
Martin Marietta Materials Inc	98	53,324
Vulcan Materials Co	201	55,104
		167,153
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,295	46,425
TOTAL MATERIALS		400,563

Real Estate - 3.1%
Industrial REITs - 0.5%
Prologis Inc	585	69,761
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	458	66,291
CoStar Group Inc (a)	684	52,394
		118,685
Residential REITs - 0.7%
Equity LifeStyle Properties Inc	706	46,207
Sun Communities Inc	403	50,980
		97,187
Specialized REITs - 1.1%
American Tower Corp	320	59,184
Equinix Inc	63	57,561
Extra Space Storage Inc	301	46,354
		163,099
TOTAL REAL ESTATE		448,732

TOTAL UNITED STATES		9,979,205
TOTAL COMMON STOCKS (Cost $9,858,595)		14,435,940

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $372,387)	4.37	372,313	372,387

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $10,230,982)	14,808,327
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(125,527)
NET ASSETS - 100.0%	14,682,800

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $166,579 or 1.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,874 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,085	1,511,128	1,298,826	2,120	-	-	372,387	372,313	0.0%
Total	160,085	1,511,128	1,298,826	2,120	-	-	372,387	372,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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